UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-7704
Schwab Capital Trust- Monthly Income Funds
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Capital Trust
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: December 31, 2012

Item 1: Report(s) to Shareholders.

Annual report dated December 31, 2012, enclosed.

Schwab ® Monthly Income Funds

Schwab® Monthly Income Fund -
Moderate Payout

Schwab® Monthly Income Fund -
Enhanced Payout

Schwab® Monthly Income Fund -
Maximum Payout

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Schwab ® Monthly Income Funds

Annual Report
December 31, 2012

Schwab® Monthly Income Fund -
Moderate Payout

Schwab® Monthly Income Fund -
Enhanced Payout

Schwab® Monthly Income Fund -
Maximum Payout

This page is intentionally left blank.

Schwab® Monthly Income Funds

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Return for the 12 Months Ended December 31, 2012

Schwab® Monthly Income Fund – Moderate Payout (Ticker Symbol: SWJRX)	8.86%

Moderate Payout Composite Index	8.95%
Fund Category: Morningstar Retirement Income	9.01%

Performance Details	pages 6-7

Schwab® Monthly Income Fund – Enhanced Payout (Ticker Symbol: SWKRX)	6.70%

Enhanced Payout Composite Index	7.18%
Fund Category: Morningstar Retirement Income	9.01%

Performance Details	pages 8-9

Schwab® Monthly Income Fund – Maximum Payout (Ticker Symbol: SWLRX)	4.43%

Maximum Payout Composite Index	5.41%
Fund Category: Morningstar Retirement Income	9.01%

Performance Details	pages 10-11

Minimum Initial Investment[1]	$100

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

Fund expenses have been absorbed by CSIM and its affiliates. Without these reductions, the funds’ returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

The Moderate Payout Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 40% S&P 500 Index and 60% Barclays U.S. Aggregate Bond Index.

The Enhanced Payout Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 25% S&P 500 Index and 75% Barclays U.S. Aggregate Bond Index.

The Maximum Payout Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 10% S&P 500 Index and 90% Barclays U.S. Aggregate Bond Index.

[1]	Please see prospectus for further detail and eligibility requirements.

2 Schwab® Monthly Income Funds

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc. (CSIM), I’d like to thank you for trusting us to help you meet your investment objectives, and for reading this important report concerning the Schwab Monthly Income Funds. These three funds are part of CSIM’s line-up of core investment products and seek to provide shareholders with current income, while capital appreciation represents a secondary objective. Each fund invests in a combination of Schwab Funds and Laudus Funds, with different asset allocation guidelines and annual income payout targets.

For the 12 months ended December 31, 2012, the funds’ investments in equity funds generated more income than the funds’ investments in fixed-income funds, reflecting low interest rates, companies holding a record amount of cash, and higher stock dividends. As a result, the Schwab Monthly Income Fund—Moderate Payout had the highest annual income payout of the three funds, reflecting its larger allocation to equity funds.

In general, stocks in the U.S. and overseas provided very strong performances. U.S. stocks benefited from the low interest rate environment and an improving economic outlook toward year-end, while overseas stocks rallied as European legislators made progress toward resolving the euro zone’s sovereign debt crisis. Reflecting this environment, the MSCI EAFE Index returned 17.9% for the report period, and the S&P 500 Index returned 16.0%.

U.S. bonds generally outperformed international bonds. Lackluster economic growth led many central banks across the globe to try to improve their

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

16.00%	S&P 500® Index: measures U.S. large-cap stocks

16.35%	Russell 2000® Index: measures U.S. small-cap stocks

17.90%	MSCI EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

4.21%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.08%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Index provider websites and CSIM.

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Schwab Monthly Income Funds 3

From the President continued

For the 12 months ended December 31, 2012, the funds’ investments in equity funds generated more income than the funds’ investments in fixed-income funds, reflecting low interest rates, companies holding a record amount of cash, and higher stock dividends.

country’s or region’s economic prospects, holding down interest rates and bond yields. The Barclays U.S. Aggregate Bond Index returned 4.2% for the 12 months, while the Citigroup Non-U.S. Dollar World Government Bond Index returned 1.5%.

For more information about the Schwab Monthly Income Funds, please continue reading this report. In addition, you can find answers to frequently asked questions and further details about these products by visiting www.schwabfunds.com, or by contacting us at 1-800-435-4000.

Sincerely,

Indices are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index return figures assume dividends and distributions were reinvested.

4 Schwab Monthly Income Funds

Fund Management

Zifan Tang, CFA, Managing Director and Head of Asset Allocation Strategies, leads the portfolio management team and has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.

Schwab Monthly Income Funds 5

Schwab® Monthly Income Fund – Moderate Payout

The Schwab Monthly Income Funds (the funds) seek to provide current income, with capital appreciation as a secondary investment objective. The funds primarily invest in a fund-of-funds structure that involves holding equity, fixed-income, and money market funds selected from within the Schwab Funds and Laudus Funds complex, but they may buy individual securities and unaffiliated funds to accomplish these objectives. Holdings are based on each fund’s target asset allocation, with returns reflecting the combined performance and respective weightings of the underlying investments.

The Schwab Monthly Income Fund—Moderate Payout (the fund) is designed to offer investors a targeted annual payout of 3% to 4%* and an increase in capital over the long term. The fund uses the internally calculated Moderate Payout Composite Index (the composite index) as a performance gauge; it comprises a 60% weighting in the Barclays U.S. Aggregate Bond Index and a 40% weighting in the S&P 500 Index.

The fund’s payout yield was 2.58% for the year ended December 31, 2012, generally in line with the investment adviser’s expectations in the low interest rate environment. Investors received an additional end-of-year payment in December that was derived from net investment income, rather than from investor capital. For the 12-month reporting period, the fund’s total return was 8.86%, while the composite index returned 8.95%.

Market Highlights. Despite continued anxiety over anemic worldwide and U.S. growth, most stock market indices posted double-digit gains in 2012. U.S. large-cap equities, as measured by the S&P 500 Index, returned 16.00%. U.S. small-cap stocks fared slightly better, with the Russell 2000 Index returning 16.35%. International stocks, represented by the MSCI EAFE Index, returned 17.90%. With the Federal Reserve reaffirming its commitment to keep interest rates low, returns on bonds were modest. The broad U.S. bond market, as measured by the Barclays U.S. Aggregate Bond Index, returned 4.21%. Treasury Inflation-Protected Securities (TIPS), as measured by the Barclays U.S. TIPS Index, returned 6.98%. Yields continued to slide, with Treasury yields falling to their lowest levels in history. As of year-end, the yield on the bellwether 10-year Treasury note stood at 1.76%.

Positioning and Strategies. Although the fund’s allocations to equities and fixed income vary within certain established parameters, they were broadly aligned with those of the composite index.

The fund’s equity and fixed-income exposures all generated positive returns for the reporting period, although one of the fund’s equity positions and all of its fixed-income positions underperformed their respective components of the comparative index, detracting from relative performance.

On the fixed-income side, although each of the fund’s positions generated positive returns, they all underperformed the composite index’s fixed-income component, the Barclays U.S. Aggregate Bond Index, which returned 4.21%. The largest detractor from relative return was the Schwab Short-Term Bond Market Fund, which returned 1.84%. The Schwab Intermediate-Term Bond Fund also detracted from relative performance, returning 3.32%. The strongest contributor to performance among the fund’s fixed-income positions was the Schwab Total Bond Market Fund, which returned 3.80% for the period.

On the equity side, three of the fund’s four positions outperformed the composite index’s equity component, the S&P 500 Index, which returned 16.00%. The top contributor was the fund’s position in the Schwab Global Real Estate Fund, which returned 25.57%. Although it was the next-largest contributor to total return, the Schwab Dividend Equity Fund—the fund’s largest equity position—returned 12.28%, underperforming the S&P 500 Index and detracting from relative performance. The fund’s positions in the Laudus International MarketMasters Fund, Select Shares, and the Laudus Growth Investors U.S. Large Cap Growth Fund contributed positively to both absolute and relative performance, returning 23.39% and 18.16%, respectively.

As of 12/31/12:
 Statistics

Number of Holdings	9
Portfolio Turnover Rate	10%

 Asset Class Weightings % of Investments1

Fixed-Income Funds – Intermediate-Term Bond	40.4%
Equity Funds – Large-Cap	23.3%
Fixed-Income Funds – Short-Term Bond	11.8%
Equity Funds – Global Real Estate	11.1%
Equity Funds – International	6.4%
Fixed-Income Funds – International Bond	3.7%
Money Market Funds	3.3%
Total	100.0%

 Top Holdings % of Net Assets2,3

Schwab Intermediate-Term Bond Fund	23.1%
Schwab Total Bond Market Fund	17.5%
Schwab Dividend Equity Fund	16.4%
Schwab Short-Term Bond Market Fund	11.8%
Schwab Global Real Estate Fund	11.1%
Total	79.9%

Management views and portfolio holdings may have changed since the report date.

*	The targeted annual payout for the fund is based on historic yield environments over a 10-year period. The fund’s actual annual payout could be higher or lower than the targeted annual payout based on the interest rate environment and other market factors occurring during that year. During a low interest rate environment, it is generally expected that the funds will have lower actual annual payouts. Conversely, during a high interest rate environment, it is generally expected that the fund will have higher actual annual payouts. The Schwab Monthly Income Fund—Moderate Payout is expected to provide anticipated annual payouts of 1 to 3% in low interest rate environments and 3 to 6% in high interest rate environments.
[1]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, cash equivalents, including money market securities, and futures.
[2]	This list is not a recommendation of any security by the investment adviser.
[3]	The holdings listed exclude any temporary liquidity investments.

6 Schwab® Monthly Income Funds

 Schwab® Monthly Income Fund – Moderate Payout

Performance and Fund Facts as of 12/31/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

March 28, 2008 – December 31, 2012
Performance of Hypothetical
$10,000 Investment1,3

 Average Annual Total Returns1,2

Fund and Inception Date	1 Year	3 Years	Since Inception

Fund: Schwab® Monthly Income Fund – Moderate Payout (3/28/08)	8.86%	7.34%	4.44%
Moderate Payout Composite Index[3]	8.95%	8.39%	5.53%
S&P 500® Index	16.00%	10.87%	3.84%
Barclays U.S. Aggregate Bond Index	4.21%	6.19%	5.90%
Fund Category: Morningstar Retirement Income	9.01%	6.77%	4.06%

Fund Expense Ratios4: Net 0.67%; Gross 1.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	The fund’s routine expenses have been absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	The Moderate Payout Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 40% S&P 500 Index and 60% Barclays U.S. Aggregate Bond Index.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.67%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab® Monthly Income Funds 7

Schwab® Monthly Income Fund – Enhanced Payout

The Schwab Monthly Income Funds (the funds) seek to provide current income, with capital appreciation as a secondary investment objective. The funds primarily invest in a fund-of-funds structure that involves holding equity, fixed-income, and money market funds selected from within the Schwab Funds and Laudus Funds complex, but they may buy individual securities and unaffiliated funds to accomplish these objectives. Holdings are based on each fund’s target asset allocations, with returns reflecting the combined performance and respective weightings of the underlying investments.

The Schwab Monthly Income Fund—Enhanced Payout (the fund) is designed to offer investors a targeted annual payout of 4% to 5%* and an increase in capital over the long term. The fund uses the internally calculated Enhanced Payout Composite Index (the composite index) as a performance gauge; it comprises a 75% weighting in the Barclays U.S. Aggregate Bond Index and a 25% weighting in the S&P 500 Index.

The fund’s payout yield was 2.48% for the year ended December 31, 2012, generally in line with the investment adviser’s expectations in the low interest rate environment. Investors received an additional end-of-year payment in December that was derived from net investment income, rather than from investor capital. For the 12-month reporting period, the fund’s total return was 6.70%, with the composite index returning 7.18%.

Market Highlights. Despite continued anxiety over anemic worldwide and U.S. growth, most stock market indices posted double-digit gains in 2012. U.S. large-cap equities, as measured by the S&P 500 Index, returned 16.00%. U.S. small-cap stocks fared slightly better, with the Russell 2000 Index returning 16.35%. International stocks, represented by the MSCI EAFE Index, returned 17.90%. With the Federal Reserve reaffirming its commitment to keep interest rates low, returns on bonds were modest. The broad U.S. bond market, as measured by the Barclays U.S. Aggregate Bond Index, returned 4.21%. Treasury Inflation-Protected Securities (TIPS), as measured by the Barclays U.S. TIPS Index, returned 6.98%. Yields continued to slide, with Treasury yields falling to their lowest levels in history. As of year-end, the yield on the bellwether 10-year Treasury note stood at 1.76%.

Positioning and Strategies. Although the fund’s allocations to equities and fixed income vary within certain established parameters, they were broadly aligned with those of the composite index.

The fund’s equity and fixed-income exposures all generated positive returns for the reporting period, although all of the fund’s fixed-income positions and one of its equity positions underperformed their respective components of the comparative index, detracting from relative performance.

On the fixed-income side, although each of the fund’s positions generated positive returns, they all underperformed the composite index’s fixed-income component, the Barclays U.S. Aggregate Bond Index, which returned 4.21%. The largest detractor from relative return was the Schwab Short-Term Bond Market Fund, which returned 1.84%. The Schwab Intermediate-Term Bond Fund also detracted from relative performance, returning 3.32%. The strongest performance among the fund’s fixed-income positions was the Schwab Total Bond Market Fund, which returned 3.80% for the period.

On the equity side, three of the fund’s four positions outperformed the composite index’s equity component, the S&P 500 Index, which returned 16.00%. The top contributor was the fund’s position in the Schwab Global Real Estate Fund, which returned 25.57%. Although it was the next-largest contributor to total return, the Schwab Dividend Equity Fund—the fund’s largest equity position—returned 12.28%, underperforming the S&P 500 Index and detracting from relative performance. The fund’s positions in the Laudus International MarketMasters Fund, Select Shares, and the Laudus Growth Investors U.S. Large Cap Growth Fund contributed positively to both absolute and relative performance, returning 23.39% and 18.16%, respectively.

As of 12/31/12:
 Statistics

Number of Holdings	10
Portfolio Turnover Rate	9%

 Asset Class Weightings % of Investments1

Fixed-Income Funds – Intermediate-Term Bond	52.1%
Equity Funds – Large-Cap	14.4%
Fixed-Income Funds – Short-Term Bond	12.8%
Equity Funds – Global Real Estate	8.1%
Money Market Funds	5.2%
Fixed-Income Funds – International Bond	4.1%
Equity Funds – International	3.3%
Total	100.0%

 Top Holdings % of Net Assets2,3

Schwab Intermediate-Term Bond Fund	29.2%
Schwab Total Bond Market Fund	23.0%
Schwab Short-Term Bond Market Fund	12.8%
Schwab Dividend Equity Fund	10.8%
Schwab Global Real Estate Fund	8.0%
Total	83.8%

Management views and portfolio holdings may have changed since the report date.

*	The targeted annual payout for the fund is based on historic yield environments over a 10-year period. The fund’s actual annual payout could be higher or lower than the targeted annual payout based on the interest rate environment and other market factors occurring during that year. During a low interest rate environment, it is generally expected that the funds will have lower actual annual payouts. Conversely, during a high interest rate environment, it is generally expected that the fund will have higher actual annual payouts. The Schwab Monthly Income Fund—Enhanced Payout is expected to provide anticipated annual payouts of 2 to 4% in low interest rate environments and 4 to 7% in high interest rate environments.
[1]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, cash equivalents, including money market securities, and futures.
[2]	This list is not a recommendation of any security by the investment adviser.
[3]	The holdings listed exclude any temporary liquidity investments.

8 Schwab® Monthly Income Funds

 Schwab® Monthly Income Fund – Enhanced Payout

Performance and Fund Facts as of 12/31/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

March 28, 2008 – December 31, 2012
Performance of Hypothetical
$10,000 Investment1,3,4

 Average Annual Total Returns1,2,3

Fund and Inception Date	1 Year	3 Years	Since Inception

Fund: Schwab® Monthly Income Fund – Enhanced Payout (3/28/08)	6.70%	6.67%	4.56%
Enhanced Payout Composite Index[4]	7.18%	7.62%	5.74%
S&P 500® Index	16.00%	10.87%	3.84%
Barclays U.S. Aggregate Bond Index	4.21%	6.19%	5.90%
Fund Category: Morningstar Retirement Income	9.01%	6.77%	4.06%

Fund Expense Ratios5: Net 0.58%; Gross 0.73%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	The fund’s routine expenses have been absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On June 16, 2009, the Schwab Retirement Income Fund merged into the fund.
[4]	The Enhanced Payout Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 25% S&P 500 Index and 75% Barclays U.S. Aggregate Bond Index.
[5]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.58%. Net Expense: Expenses reduced by a contractual fee waiver for so long as CSIM serves as the adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section in the financial statements.

Schwab® Monthly Income Funds 9

Schwab® Monthly Income Fund – Maximum Payout

The Schwab Monthly Income Funds (the funds) seek to provide current income, with capital appreciation as a secondary investment objective. The funds primarily invest in a fund-of-funds structure that involves holding equity, fixed-income, and money market funds selected from within the Schwab Funds and Laudus Funds complex, but they may buy individual securities and unaffiliated funds to accomplish these objectives. Holdings are based on each fund’s target asset allocations, with returns reflecting the combined performance and respective weightings of the underlying investments.

The Schwab Monthly Income Fund—Maximum Payout (the fund) is designed to offer investors a targeted annual payout of 5% to 6%* and an increase in capital over the long term. The fund uses the internally calculated Enhanced Payout Composite Index (the composite index) as a performance gauge; it comprises a 90% weighting in the Barclays U.S. Aggregate Bond Index and a 10% weighting in the S&P 500 Index.

The fund’s payout yield was 2.36% for the year ended December 31, 2012, generally in line with the investment adviser’s expectations in the low interest rate environment. Investors received an additional end-of-year payment in December that was derived from net investment income, rather than from investor capital. For the 12-month reporting period, the fund’s total return was 4.43%, with the composite index returning 5.41%.

Market Highlights. Despite continued anxiety over anemic worldwide and U.S. growth, most stock market indices posted double-digit gains in 2012. U.S. large-cap equities, as measured by the S&P 500 Index, returned 16.00%. U.S. small-cap stocks fared slightly better, with the Russell 2000 Index returning 16.35%. International stocks, represented by the MSCI EAFE Index, returned 17.90%. With the Federal Reserve reaffirming its commitment to keep interest rates low, returns on bonds were modest. The broad U.S. bond market, as measured by the Barclays U.S. Aggregate Bond Index, returned 4.21%. Treasury Inflation-Protected Securities (TIPS), as measured by the Barclays U.S. TIPS Index, returned 6.98%. Yields continued to slide, with Treasury yields falling to their lowest levels in history. As of year-end, the yield on the bellwether 10-year Treasury note stood at 1.76%.

Positioning and Strategies. Although the fund’s allocations to equities and fixed income vary within certain established parameters, they were broadly aligned with those of the composite index.

The fund’s equity and fixed-income exposures all generated positive returns for the reporting period, although all of the fund’s fixed-income positions and one of its equity positions underperformed their respective components of the comparative index, detracting from relative performance.

On the fixed-income side, although each of the fund’s positions generated positive returns, they all underperformed the composite index’s fixed-income component, the Barclays U.S. Aggregate Bond Index, which returned 4.21%. The largest detractor from relative return was the Schwab Short-Term Bond Market Fund, which returned 1.84%. The Schwab Intermediate-Term Bond Fund also detracted from relative performance, returning 3.32%. The strongest performance among the fund’s fixed-income positions was the Schwab Total Bond Market Fund, which returned 3.80% for the period.

On the equity side, the fund’s position in the Schwab Global Real Estate Fund was the top contributor to both absolute and relative performance; it returned 25.57%, significantly outperforming the composite index’s equity component, the S&P 500 Index, which returned 16.00%. Although it also contributed to total return, the Schwab Dividend Equity Fund underperformed the S&P 500 Index, returning 12.28% and detracting from the fund’s relative performance.

As of 12/31/12:

 Statistics

Number of Holdings	8
Portfolio Turnover Rate	19%

 Asset Class Weightings % of Investments1

Fixed-Income Funds – Intermediate-Term Bond	60.7%
Fixed-Income Funds – Short-Term Bond	16.0%
Money Market Funds	7.0%
Fixed-Income Funds – International Bond	5.7%
Equity Funds – Large-Cap	5.5%
Equity Funds – Global Real Estate	5.1%
Total	100.0%

 Top Holdings % of Net Assets2,3

Schwab Intermediate-Term Bond Fund	34.6%
Schwab Total Bond Market Fund	26.0%
Schwab Short-Term Bond Market Fund	16.0%
Laudus Mondrian International Fixed Income Fund	5.6%
Schwab Dividend Equity Fund	5.5%
Total	87.7%

Management views and portfolio holdings may have changed since the report date.

The Laudus Mondrian Funds and Laudus Growth Investors Fund are part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

*	The targeted annual payout for the fund is based on historic yield environments over a 10-year period. The fund’s actual annual payout could be higher or lower than the targeted annual payout based on the interest rate environment and other market factors occurring during that year. During a low interest rate environment, it is generally expected that the funds will have lower actual annual payouts. Conversely, during a high interest rate environment, it is generally expected that the fund will have higher actual annual payouts. The Schwab Monthly Income Fund—Maximum Payout is expected to provide anticipated annual payouts of 2 to 5% in low interest rate environments and 5 to 8% in high interest rate environments.
[1]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, cash equivalents, including money market securities, and futures.
[2]	This list is not a recommendation of any security by the investment adviser.
[3]	The holdings listed exclude any temporary liquidity investments.

10 Schwab® Monthly Income Funds

 Schwab® Monthly Income Fund – Maximum Payout

Performance and Fund Facts as of 12/31/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

March 28, 2008 – December 31, 2012
Performance of Hypothetical
$10,000 Investment1,3

 Average Annual Total Returns1,2

Fund and Inception Date	1 Year	3 Years	Since Inception

Fund: Schwab® Monthly Income Fund – Maximum Payout (3/28/08)	4.43%	5.31%	4.15%
Maximum Payout Composite Index[3]	5.41%	6.79%	5.86%
S&P 500® Index	16.00%	10.87%	3.84%
Barclays U.S. Aggregate Bond Index	4.21%	6.19%	5.90%
Fund Category: Morningstar Retirement Income	9.01%	6.77%	4.06%

Fund Expense Ratios4: Net 0.49%; Gross 0.66%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	The fund’s routine expenses have been absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	The Maximum Payout Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 10% S&P 500 Index and 90% Barclays U.S. Aggregate Bond Index.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.49%. Net Expense: Expenses reduced by a contractual fee waiver for so long as CSIM serves as the adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section in the financial statements.

Schwab® Monthly Income Funds 11

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2012 and held through December 31, 2012.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 7/1/12	at 12/31/12	7/1/12–12/31/12

Schwab® Monthly Income Fund - Moderate Payout
Actual Return	0.00%	$1,000	$1,039.90	$0.00
Hypothetical 5% Return	0.00%	$1,000	$1,025.14	$0.00

Schwab® Monthly Income Fund - Enhanced Payout
Actual Return	0.00%	$1,000	$1,030.30	$0.00
Hypothetical 5% Return	0.00%	$1,000	$1,025.14	$0.00

Schwab® Monthly Income Fund - Maximum Payout
Actual Return	0.00%	$1,000	$1,018.90	$0.00
Hypothetical 5% Return	0.00%	$1,000	$1,025.14	$0.00

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period. The expenses incurred by the underlying funds in which the funds invest are not included in this ratio.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 184 days of the period, and divided by the 366 days of the fiscal year.

12 Schwab Monthly Income Funds

Schwab® Monthly Income Fund - Moderate Payout

Financial Statements

Financial Highlights

	1/1/12–	1/1/11–	1/1/10–	1/1/09–	3/28/08[1]–
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08

Per-Share Data ($)

Net asset value at beginning of period	9.92	9.87	9.22	8.32	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.24	0.23	0.29	0.37	0.29
Net realized and unrealized gains (losses)	0.63	0.06	0.65	0.91	(1.68)

Total from investment operations	0.87	0.29	0.94	1.28	(1.39)
Less distributions:
Distributions from net investment income	(0.27)	(0.24)	(0.29)	(0.38)	(0.29)

Net asset value at end of period	10.52	9.92	9.87	9.22	8.32

Total return (%)	8.86	2.97	10.35	15.76	(14.11)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	—	0.00 [4]	0.00 [4]	0.00 [4]	0.00	[5]
Gross operating expenses[3]	0.44	0.46	0.53	0.92	0.73	[5]
Net investment income (loss)	2.38	2.30	3.08	4.57	4.08	[5]
Portfolio turnover rate	10	25	13	12	25	[2]
Net assets, end of period ($ x 1,000,000)	31	22	20	14	7

1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Less than 0.005%.
5 Annualized.

See financial notes 13

 Schwab Monthly Income Fund - Moderate Payout

Portfolio Holdings as of December 31, 2012

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

100.2%		Other Investment Companies	28,568,702	31,122,612

100.2%		Total Investments	28,568,702	31,122,612
(0	.2)%	Other Assets and Liabilities, Net		(60,267)

100.0%		Total Net Assets		31,062,345

	Number	Value
Security	of Shares	($)

Other Investment Companies 100.2% of net assets

Equity Funds 40.8%

Global Real Estate 11.1%
Schwab Global Real Estate Fund (a)	510,083	3,443,058

International 6.4%
Laudus International MarketMasters Fund, Select Shares (a)	100,254	1,987,027

Large-Cap 23.3%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	148,991	2,148,447
Schwab Dividend Equity Fund (a)	347,519	5,098,103

		7,246,550

		12,676,635

Fixed-Income Funds 56.1%

Intermediate-Term Bond 40.5%
Schwab Intermediate-Term Bond Fund (a)	689,412	7,169,882
Schwab Total Bond Market Fund (a)	558,841	5,420,758

		12,590,640

International Bond 3.8%
Laudus Mondrian International Fixed Income Fund (a)	100,287	1,161,327

Short-Term Bond 11.8%
Schwab Short-Term Bond Market Fund (a)	394,138	3,673,366

		17,425,333

Money Market Fund 3.3%
State Street Institutional U.S. Government Money Market Fund	1,020,644	1,020,644

Total Other Investment Companies
(Cost $28,568,702)		31,122,612

End of Investments.

At 12/31/12 the tax basis cost of the fund’s investments was $29,061,335 and the unrealized appreciation and depreciation were $2,061,277 and ($0), respectively, with a net unrealized appreciation of $2,061,277.

(a)	Issuer is affiliated with the fund’s adviser.

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Other Investment Companies[1]	$31,122,612	$—	$—	$31,122,612

Total	$31,122,612	$—	$—	$31,122,612

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2012.

14 See financial notes

 Schwab Monthly Income Fund - Moderate Payout

Statement of
Assets and Liabilities
As of December 31, 2012

Assets

Investments in affiliated underlying funds, at value (cost $27,548,058)		$30,101,968
Investments in unaffiliated issuers, at value (cost $1,020,644)	+	1,020,644

Total investments, at value (cost $28,568,702)		31,122,612
Receivables:
Fund shares sold		116,761
Dividends		23,583
Due from investment adviser		3,689
Interest		36
Prepaid expenses	+	373

Total assets		31,267,054

Liabilities

Payables:
Investments bought		170,000
Fund shares redeemed		677
Accrued expenses	+	34,032

Total liabilities		204,709

Net Assets

Total assets		31,267,054
Total liabilities	−	204,709

Net assets		$31,062,345

Net Assets by Source
Capital received from investors		29,075,051
Net investment income not yet distributed		7,416
Net realized capital losses		(574,032)
Net unrealized capital gains		2,553,910

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$31,062,345		2,951,758		$10.52

See financial notes 15

 Schwab Monthly Income Fund - Moderate Payout

Statement of
Operations
For January 1, 2012 through December 31, 2012

Investment Income

Dividends received from affiliated underlying funds		$634,107
Interest	+	215

Total investment income		634,322

Expenses

Professional fees		43,303
Registration fees		21,549
Portfolio accounting fees		17,752
Shareholder reports		14,551
Transfer agent fees		11,364
Trustees’ fees		5,823
Custodian fees		2,030
State filing fee reimbursement (Note 4)		(728)
Other expenses	+	1,265

Total expenses		116,909
Expense reduction by CSIM[1]	−	116,909

Net expenses	−	—

Net investment income		634,322

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		166,027
Net realized losses on sales of affiliated underlying funds		(60,946)
Net realized gains on unaffiliated investments	+	3

Net realized gains		105,084
Net unrealized gains on affiliated underlying funds	+	1,432,150

Net realized and unrealized gains		1,537,234

Increase in net assets resulting from operations		$2,171,556

[1]	Expense reduction by CSIM was decreased by a payment to adviser for state registration fees of $728. See financial note 4 for additional information.

16 See financial notes

 Schwab Monthly Income Fund - Moderate Payout

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

1/1/12-12/31/12			1/1/11-12/31/11
Net investment income		$634,322	$499,716
Net realized gains (losses)		105,084	(97,735)
Net unrealized gains	+	1,432,150	154,162

Increase in net assets from operations		2,171,556	556,143

Distributions to Shareholders

Distributions from net investment income		($730,128)	($526,971)

Transactions in Fund Shares

		1/1/12-12/31/12		1/1/11-12/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,465,167	$15,162,208	1,198,877	$12,000,079
Shares reinvested		42,425	441,347	30,256	301,423
Shares redeemed	+	(738,183)	(7,635,180)	(1,096,575)	(10,917,998)

Net transactions in fund shares		769,409	$7,968,375	132,558	$1,383,504

Shares Outstanding and Net Assets

		1/1/12-12/31/12		1/1/11-12/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		2,182,349	$21,652,542	2,049,791	$20,239,866
Total increase	+	769,409	9,409,803	132,558	1,412,676

End of period		2,951,758	$31,062,345	2,182,349	$21,652,542

Net investment income not yet distributed			$7,416		$4,673

See financial notes 17

Schwab® Monthly Income Fund - Enhanced Payout

Financial Statements

Financial Highlights

	1/1/12–	1/1/11–		1/1/10–	1/1/09–	3/28/08[1]–
	12/31/12	12/31/11		12/31/10	12/31/09	12/31/08

Per-Share Data ($)

Net asset value at beginning of period	10.09	9.89		9.39	8.75	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.22	0.24		0.30	0.43	0.32
Net realized and unrealized gains (losses)	0.45	0.22		0.50	0.64	(1.26)

Total from investment operations	0.67	0.46		0.80	1.07	(0.94)
Less distributions:
Distributions from net investment income	(0.26)	(0.26)		(0.30)	(0.43)	(0.31)

Net asset value at end of period	10.50	10.09		9.89	9.39	8.75

Total return (%)	6.70 [2]	4.69	[2]	8.66	12.60	(9.53)[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[4]	(0.00)[5]	0.00	[5]	—	0.01	0.00	[6]
Gross operating expenses[4]	0.18	0.15		0.15	0.33	0.56	[6]
Net investment income (loss)	2.17	2.43		3.12	4.99	4.34	[6]
Portfolio turnover rate	9	12		14	31 [7]	39	[3]
Net assets, end of period ($ x 1,000,000)	85	80		78	72	10

1 Commencement of operations.
2 Includes proceeds from a litigation settlement related to an affiliated underlying fund. Without the litigation proceeds, performance would have been lower.
3 Not annualized.
4 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
5 Less than 0.005%.
6 Annualized.
7 Portfolio turnover excludes the impact of assets resulting from a merger with another fund.

18 See financial notes

 Schwab Monthly Income Fund - Enhanced Payout

Portfolio Holdings as of December 31, 2012

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

100.1%		Other Investment Companies	76,873,553	84,758,176

100.1%		Total Investments	76,873,553	84,758,176
(0	.1)%	Other Assets and Liabilities, Net		(91,980)

100.0%		Total Net Assets		84,666,196

	Number	Value
Security	of Shares	($)

Other Investment Companies 100.1% of net assets

Equity Funds 25.7%

Global Real Estate 8.0%
Schwab Global Real Estate Fund (a)	1,013,583	6,841,687

International 3.3%
Laudus International MarketMasters Fund, Select Shares (a)	140,354	2,781,817

Large-Cap 14.4%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	213,078	3,072,579
Schwab Dividend Equity Fund (a)	621,165	9,112,484

		12,185,063

		21,808,567

Fixed-Income Funds 69.2%

Intermediate-Term Bond 52.2%
Schwab Intermediate-Term Bond Fund (a)	2,376,110	24,711,549
Schwab Total Bond Market Fund (a)	2,007,143	19,469,285

		44,180,834

International Bond 4.2%
Laudus Mondrian International Fixed Income Fund (a)	303,590	3,515,570

Short-Term Bond 12.8%
Schwab Short-Term Bond Market Fund (a)	1,167,215	10,878,446

		58,574,850

Money Market Funds 5.2%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	1,718,156	1,718,156
State Street Institutional U.S. Government Money Market Fund	2,656,603	2,656,603

		4,374,759

Total Other Investment Companies
(Cost $76,873,553)		84,758,176

End of Investments.

At 12/31/12 the tax basis cost of the fund’s investments was $77,359,721 and the unrealized appreciation and depreciation were $7,398,455 and ($0), respectively, with a net unrealized appreciation of $7,398,455.

(a)	Issuer is affiliated with the fund’s adviser.

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Other Investment Companies[1]	$84,758,176	$—	$—	$84,758,176

Total	$84,758,176	$—	$—	$84,758,176

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2012.

See financial notes 19

 Schwab Monthly Income Fund - Enhanced Payout

Statement of
Assets and Liabilities
As of December 31, 2012

Assets

Investments in affiliated underlying funds, at value (cost $74,216,950)		$82,101,573
Investments in unaffiliated issuers, at value (cost $2,656,603)	+	2,656,603

Total investments, at value (cost $76,873,553)		84,758,176
Receivables:
Fund shares sold		82,638
Dividends		82,178
Due from investment adviser		1,552
Interest		100
Prepaid expenses	+	1,486

Total assets		84,926,130

Liabilities

Payables:
Investments bought		150,000
Fund shares redeemed		80,760
Accrued expenses	+	29,174

Total liabilities		259,934

Net Assets

Total assets		84,926,130
Total liabilities	−	259,934

Net assets		$84,666,196

Net Assets by Source
Capital received from investors		84,280,737
Net investment income not yet distributed		29,833
Net realized capital losses		(7,528,997)
Net unrealized capital gains		7,884,623

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$84,666,196		8,066,134		$10.50

20 See financial notes

 Schwab Monthly Income Fund - Enhanced Payout

Statement of
Operations
For January 1, 2012 through December 31, 2012

Investment Income

Dividends received from affiliated underlying funds		$1,783,258
Interest	+	813

Total investment income		1,784,071

Expenses

Professional fees		61,081
Shareholder reports		26,586
Registration fees		21,296
Portfolio accounting fees		18,915
Transfer agent fees		14,487
Trustees’ fees		6,207
Custodian fees		1,099
State filing fee reimbursement (Note 4)		(225)
Other expenses	+	2,531

Total expenses		151,977
Expense reduction by CSIM[1]	−	151,977
Custody credits	−	1

Net expenses	−	(1)

Net investment income		1,784,072

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		494,964
Net realized gains on sales of affiliated underlying funds*		76,572
Net realized gains on unaffiliated investments	+	4

Net realized gains		571,540
Net unrealized gains on affiliated underlying funds	+	2,933,246

Net realized and unrealized gains		3,504,786

Increase in net assets resulting from operations		$5,288,858

*	Includes $27,609 from a litigation settlement related to an affiliated underlying fund.
[1]	Expense reduction by CSIM was decreased by a payment to adviser for state registration fees of $225. See financial note 4 for additional information.

See financial notes 21

 Schwab Monthly Income Fund - Enhanced Payout

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

1/1/12-12/31/12			1/1/11-12/31/11
Net investment income		$1,784,072	$1,947,644
Net realized gains		571,540	1,021,956
Net unrealized gains	+	2,933,246	662,849

Increase in net assets from operations		5,288,858	3,632,449

Distributions to Shareholders

Distributions from net investment income		($2,071,784)	($2,068,651)

Transactions in Fund Shares

		1/1/12-12/31/12		1/1/11-12/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,871,559	$19,442,490	2,421,949	$24,300,088
Shares reinvested		123,649	1,286,721	127,474	1,279,128
Shares redeemed	+	(1,828,071)	(18,969,924)	(2,534,578)	(25,433,450)

Net transactions in fund shares		167,137	$1,759,287	14,845	$145,766

Shares Outstanding and Net Assets

		1/1/12-12/31/12		1/1/11-12/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		7,898,997	$79,689,835	7,884,152	$77,980,271
Total increase	+	167,137	4,976,361	14,845	1,709,564

End of period		8,066,134	$84,666,196	7,898,997	$79,689,835

Net investment income not yet distributed			$29,833		$14,244

22 See financial notes

Schwab® Monthly Income Fund - Maximum Payout

Financial Statements

Financial Highlights

	1/1/12–	1/1/11–	1/1/10–	1/1/09–	3/28/08[1]–
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08

Per-Share Data ($)

Net asset value at beginning of period	10.09	9.90	9.56	9.19	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.20	0.25	0.30	0.45	0.34
Net realized and unrealized gains (losses)	0.24	0.21	0.34	0.37	(0.82)

Total from investment operations	0.44	0.46	0.64	0.82	(0.48)
Less distributions:
Distributions from net investment income	(0.24)	(0.27)	(0.30)	(0.45)	(0.33)

Net asset value at end of period	10.29	10.09	9.90	9.56	9.19

Total return (%)	4.43	4.70	6.83	9.18	(4.84)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.00 [4]	0.00 [4]	0.00 [4]	0.00 [4]	0.00	[5]
Gross operating expenses[3]	0.19	0.17	0.20	0.32	0.29	[5]
Net investment income (loss)	1.99	2.53	3.12	4.96	4.68	[5]
Portfolio turnover rate	19	10	20	12	24	[2]
Net assets, end of period ($ x 1,000,000)	73	78	68	52	29

1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Less than 0.005%.
5 Annualized.

See financial notes 23

 Schwab Monthly Income Fund - Maximum Payout

Portfolio Holdings as of December 31, 2012

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.9%	Other Investment Companies	68,385,773	72,515,687

99.9%	Total Investments	68,385,773	72,515,687
0.1%	Other Assets and Liabilities, Net		80,088

100.0%	Total Net Assets		72,595,775

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.9% of net assets

Equity Funds 10.6%

Global Real Estate 5.1%
Schwab Global Real Estate Fund (a)	550,461	3,715,609

Large-Cap 5.5%
Schwab Dividend Equity Fund (a)	273,057	4,005,749

		7,721,358

Fixed-Income Funds 82.3%

Intermediate-Term Bond 60.7%
Schwab Intermediate-Term Bond Fund (a)	2,416,361	25,130,155
Schwab Total Bond Market Fund (a)	1,949,565	18,910,785

		44,040,940

International Bond 5.6%
Laudus Mondrian International Fixed Income Fund (a)	353,578	4,094,434

Short-Term Bond 16.0%
Schwab Short-Term Bond Market Fund (a)	1,243,471	11,589,153

		59,724,527

Money Market Funds 7.0%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	2,944,812	2,944,812
State Street Institutional U.S. Government Money Market Fund	2,124,990	2,124,990

		5,069,802

Total Other Investment Companies
(Cost $68,385,773)		72,515,687

End of Investments.

At 12/31/12 the tax basis cost of the fund’s investments was $69,159,924 and the unrealized appreciation and depreciation were $3,355,763 and ($0), respectively, with a net unrealized appreciation of $3,355,763.

(a)	Issuer is affiliated with the fund’s adviser.

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Other Investment Companies[1]	$72,515,687	$—	$—	$72,515,687

Total	$72,515,687	$—	$—	$72,515,687

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2012.

24 See financial notes

 Schwab Monthly Income Fund - Maximum Payout

Statement of
Assets and Liabilities
As of December 31, 2012

Assets

Investments in affiliated underlying funds, at value (cost $66,260,783)		$70,390,697
Investments in unaffiliated issuers, at value (cost $2,124,990)	+	2,124,990

Total investments, at value (cost $68,385,773)		72,515,687
Receivables:
Fund shares sold		438,396
Dividends		85,163
Due from investment adviser		1,490
Interest		91
Prepaid expenses	+	1,154

Total assets		73,041,981

Liabilities

Payables:
Fund shares redeemed		413,409
Accrued expenses	+	32,797

Total liabilities		446,206

Net Assets

Total assets		73,041,981
Total liabilities	−	446,206

Net assets		$72,595,775

Net Assets by Source
Capital received from investors		69,361,766
Net investment income not yet distributed		19,516
Net realized capital losses		(915,421)
Net unrealized capital gains		4,129,914

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$72,595,775		7,057,272		$10.29

See financial notes 25

 Schwab Monthly Income Fund - Maximum Payout

Statement of
Operations
For January 1, 2012 through December 31, 2012

Investment Income

Dividends received from affiliated underlying funds		$1,531,544
Interest	+	833

Total investment income		1,532,377

Expenses

Professional fees		60,243
Shareholder reports		24,164
Registration fees		22,099
Portfolio accounting fees		18,837
Transfer agent fees		13,849
Trustees’ fees		6,189
Custodian fees		1,485
Interest expense		78
State filing fee reimbursement (Note 4)		(2,059)
Other expenses	+	2,381

Total expenses		147,266
Expense reduction by CSIM[1]	−	147,188

Net expenses	−	78

Net investment income		1,532,299

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		468,506
Net realized gains on sales of affiliated underlying funds		116,210
Net realized gains on unaffiliated investments	+	5

Net realized gains		584,721
Net unrealized gains on investments	+	1,184,602

Net realized and unrealized gains		1,769,323

Increase in net assets resulting from operations		$3,301,622

[1]	Expense reduction by CSIM was decreased by a payment to adviser for state registration fees of $2,059. See financial note 4 for additional information.

26 See financial notes

 Schwab Monthly Income Fund - Maximum Payout

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

1/1/12-12/31/12			1/1/11-12/31/11
Net investment income		$1,532,299	$1,816,072
Net realized gains		584,721	268,040
Net unrealized gains	+	1,184,602	1,138,039

Increase in net assets from operations		3,301,622	3,222,151

Distributions to Shareholders

Distributions from net investment income		($1,817,626)	($1,951,615)

Transactions in Fund Shares

		1/1/12-12/31/12		1/1/11-12/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,682,808	$27,451,134	4,174,663	$41,891,876
Shares reinvested		88,367	906,087	90,958	912,232
Shares redeemed	+	(3,425,393)	(35,077,129)	(3,403,515)	(34,075,168)

Net transactions in fund shares		(654,218)	($6,719,908)	862,106	$8,728,940

Shares Outstanding and Net Assets

		1/1/12-12/31/12		1/1/11-12/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		7,711,490	$77,831,687	6,849,384	$67,832,211
Total increase or decrease	+	(654,218)	(5,235,912)	862,106	9,999,476

End of period		7,057,272	$72,595,775	7,711,490	$77,831,687

Net investment income not yet distributed			$19,516		$11,746

See financial notes 27

 Schwab Monthly Income Funds

Financial Notes

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)	Schwab MarketTrack Conservative Portfolio
Schwab Monthly Income Fund-Moderate Payout	Laudus Small-Cap MarketMasters Fund
Schwab Monthly Income Fund-Enhanced Payout	Laudus International MarketMasters Fund
Schwab Monthly Income Fund-Maximum Payout	Schwab Balanced Fund
Schwab Target 2010 Fund	Schwab Core Equity Fund
Schwab Target 2015 Fund	Schwab Dividend Equity Fund
Schwab Target 2020 Fund	Schwab Large-Cap Growth Fund
Schwab Target 2025 Fund	Schwab Small-Cap Equity Fund
Schwab Target 2030 Fund	Schwab Hedged Equity Fund
Schwab Target 2035 Fund	Schwab Financial Services Fund
Schwab Target 2040 Fund	Schwab Health Care Fund
Schwab S&P 500 Index Fund	Schwab International Core Equity Fund
Schwab Small-Cap Index Fund	Schwab Fundamental US Large Company Index Fund
Schwab Total Stock Market Index Fund	Schwab Fundamental US Small Company Index Fund
Schwab International Index Fund	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack All Equity Portfolio	Schwab Fundamental International Small Company Index Fund
Schwab MarketTrack Growth Portfolio	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab MarketTrack Balanced Portfolio

The Schwab Monthly Income Funds are “fund of funds”. Each of the funds seeks to achieve its investment objective by investing in a combination of other Schwab and/or Laudus Funds and other unaffiliated, third-party mutual funds, in accordance with its target portfolio allocation. Each fund may also invest directly in equity and fixed income securities, cash and cash equivalents, including money market securities, and futures. Each fund bears its share of the allocable expenses of the underlying funds in which they invest.

Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of the funds. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the Securities Exchange Commission (“SEC”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Underlying funds: valued at their respective net asset values.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a

 Schwab Monthly Income Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the funds’ investments as of December 31, 2012 are disclosed in the Portfolio Holdings.

(b) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

 Schwab Monthly Income Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(c) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

(d) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(e) Distributions to Shareholders:

The funds make distributions from net investment income, if any, to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.

(f) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(g) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(h) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

(i) New Accounting Pronouncements:

In December 2011, Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities,” was issued and is effective for interim and annual periods beginning after January 1, 2013. The ASU enhances disclosure requirements with respect to an entity’s rights of offset and related arrangements associated with its financial and derivative instruments. Management is currently evaluating the impact the adoption of ASU 2011-11 may have on the funds’ financial statement disclosures.

3. Risk Factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

Affiliated Fund Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the portfolio manager is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds, without taking fees into consideration.

 Schwab Monthly Income Funds

Financial Notes (continued)

3. Risk Factors (continued):

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money.

Structural Risk. The funds’ monthly income payments will be made from fund assets and will reduce the amount of assets available for investment by the fund. Even if the fund’s capital grows over time, such growth may be insufficient to enable the fund to maintain the amount of its targeted annual payout and targeted monthly income payments. A fund’s investment losses may reduce the amount of future cash income payments an investor will receive from the fund. The dollar amount of a fund’s monthly income payments could vary substantially from one year to the next and over time depending on several factors, including the performance of the financial markets in which the fund invests, the allocation of fund assets across different asset classes and investments, the performance of the fund’s investment strategies, and the amount and timing of prior distributions by the fund. It is also possible for payments to go down substantially from one year to the next and over time depending on the timing of an investor’s investments in the fund. Any redemptions will proportionately reduce the amount of future cash income payments to be received from the fund. There is no guarantee that the fund will make monthly income payments to its shareholders or, if made, that the fund’s monthly income payments to shareholders will remain at a fixed amount.

Underlying Fund Investment Risk. The value of an investment in the funds is based primarily on the prices of the underlying funds that the funds purchase. In turn, the price of each underlying fund is based on the value of its securities. Before investing in the funds, investors should assess the risks associated with the underlying funds in which the fund may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although the fund’s exposure to a particular risk will be proportionate to the fund’s overall asset allocation and underlying fund allocation.

•	Investment Risk. An investment in an underlying fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

•	Management Risk. Generally, the underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser (or sub-advisers) will make poor security selections. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.

•	Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

•	Large-, Mid- and Small-Cap Risk. Stocks of different market capitalizations tend to go in and out of favor based on market and economic conditions. Historically, small- and mid-cap stocks tend to be more volatile than large-cap stocks, and small-cap stocks have been riskier than large- and mid- cap stocks. During a period when stocks of a particular market capitalization fall behind other types of investments — bonds or stocks of another capitalization range, for instance — an underlying fund’s performance could be reduced to the extent its portfolio is holding stocks of the particular capitalization.

•	Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.

•	Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial

 Schwab Monthly Income Funds

Financial Notes (continued)

3. Risk Factors (continued):

reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

•	Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested.

•	Leverage Risk. Certain underlying fund transactions, such as derivatives, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose a fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the fund.

•	Money Market Risk. Although an underlying money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in a money market fund. In addition, a money market fund is not designed to offer capital appreciation.

•	Liquidity Risk. A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

•	Exchange-Traded Funds (ETFs) Risk. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

•	Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Direct Investment Risk. The funds may invest a portion of their assets directly in equity and fixed income securities, as well as other mutual funds to maintain their asset allocations. The funds’ direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same security.

Please refer to the funds’ prospectus for a more complete description of these and other principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

The Board has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The plan enables each fund to bear expenses relating to the provision by services providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”) of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. The funds are not subject to any fees under the plan.

CSIM and its affiliates have agreed with the funds to limit (“expense limitation”) the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses of the funds to 0.00% for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the funds’ Board.

The agreement to limit the funds’ total expenses charged is limited to each fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.

 Schwab Monthly Income Funds

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

The funds may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. As of December 31, 2012, the percentages of shares of other related funds owned by each Monthly Income Fund are:

	Schwab	Schwab	Schwab
	Monthly Income Fund	Monthly Income Fund	Monthly Income Fund
	-Moderate Payout	-Enhanced Payout	-Maximum Payout

Schwab Global Real Estate Fund	1.6%	3.1%	1.7%
Laudus International MarketMasters Fund, Select Shares	0.1%	0.2%	—
Laudus Growth Investors U.S. Large Cap Growth Fund	0.1%	0.2%	—
Schwab Dividend Equity Fund	0.4%	0.7%	0.3%
Schwab Intermediate-Term Bond Fund	1.8%	6.2%	6.3%
Schwab Total Bond Market Fund	0.6%	2.1%	2.0%
Laudus Mondrian International Fixed Income Fund	0.1%	0.4%	0.5%
Schwab Short-Term Bond Market Fund	0.8%	2.4%	2.6%
Schwab Value Advantage Money Fund, Institutional Prime Shares	—	0.0% *	0.0% *

*	Less than 0.1%.

Below is a summary of the funds’ transactions with their affiliated underlying funds during the period ended December 31, 2012.

Schwab Monthly Income Fund — Moderate Payout:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gain (Loss)	Received*
	Held at	Gross	Gross	Held at	Value at	1/1/12	1/1/12
Underlying Funds	12/31/11	Additions	Sales	12/31/12	12/31/12	to 12/31/12	to 12/31/12

Schwab Global Real Estate Fund	418,454	126,690	(35,061)	510,083	$3,443,058	($42,551)	$194,969
Laudus International MarketMasters Fund, Select Shares	77,051	30,609	(7,406)	100,254	1,987,027	(5,336)	45,673
Laudus Growth Investors U.S. Large Cap Growth Fund	105,054	68,385	(24,448)	148,991	2,148,447	(11,293)	39,746
Schwab Dividend Equity Fund	276,537	113,746	(42,764)	347,519	5,098,103	2,591	109,500
Schwab Intermediate-Term Bond Fund	478,055	253,389	(42,032)	689,412	7,169,882	(709)	239,388
Schwab Total Bond Market Fund	421,147	165,426	(27,732)	558,841	5,420,758	(1,100)	121,283
Laudus Mondrian International Fixed Income Fund	78,799	24,407	(2,919)	100,287	1,161,327	(808)	21,369
Schwab Short-Term Bond Market Fund	260,340	162,791	(28,993)	394,138	3,673,366	(1,740)	28,185
Schwab Value Advantage Money Fund, Institutional Prime Shares	297,104	—	(297,104)	—	—	—	21

Total					$30,101,968	($60,946)	$800,134

 Schwab Monthly Income Funds

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

Schwab Monthly Income Fund — Enhanced Payout:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gain (Loss)	Received*
	Held at	Gross	Gross	Held at	Value at	1/1/12	1/1/12
Underlying Funds	12/31/11	Additions	Sales	12/31/12	12/31/12	to 12/31/12	to 12/31/12

Schwab Global Real Estate Fund	1,098,592	13,522	(98,531)	1,013,583	$6,841,687	$36,085	$411,780
Laudus International MarketMasters Fund, Select Shares	142,721	14,512	(16,879)	140,354	2,781,817	(878)	64,805
Laudus Growth Investors U.S. Large Cap Growth Fund	190,191	69,739	(46,852)	213,078	3,072,579	2,651	57,516
Schwab Dividend Equity Fund	651,152	32,088	(62,075)	621,165	9,112,484	38,967	209,092
Schwab Intermediate-Term Bond Fund	2,220,489	233,982	(78,361)	2,376,110	24,711,549	(3,993)	876,752
Schwab Total Bond Market Fund	2,007,072	103,907	(103,836)	2,007,143	19,469,285	(13,264)	492,680
Laudus Mondrian International Fixed Income Fund	326,696	10,078	(33,184)	303,590	3,515,570	(9,741)	69,984
Schwab Short-Term Bond Market Fund	1,039,800	166,504	(39,089)	1,167,215	10,878,446	(864)	94,793
Schwab Value Advantage Money Fund, Institutional Prime Shares	2,618,156	900,000	(1,800,000)	1,718,156	1,718,156	—	820

Total					$82,101,573	$48,963	$2,278,222

Schwab Monthly Income Fund — Maximum Payout:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gain (Loss)	Received*
	Held at	Gross	Gross	Held at	Value at	1/1/12	1/1/12
Underlying Funds	12/31/11	Additions	Sales	12/31/12	12/31/12	to 12/31/12	to 12/31/12

Schwab Global Real Estate Fund	685,113	79,102	(213,754)	550,461	$3,715,609	$61,717	$235,877
Schwab Dividend Equity Fund	300,199	88,079	(115,221)	273,057	4,005,749	58,397	94,645
Schwab Intermediate-Term Bond Fund	2,572,832	499,804	(656,275)	2,416,361	25,130,155	316	949,920
Schwab Total Bond Market Fund	2,205,617	333,525	(589,577)	1,949,565	18,910,785	64,778	522,099
Laudus Mondrian International Fixed Income Fund	419,604	75,807	(141,833)	353,578	4,094,434	(46,992)	85,460
Schwab Short-Term Bond Market Fund	1,267,226	290,506	(314,261)	1,243,471	11,589,153	(22,006)	110,165
Schwab Value Advantage Money Fund, Institutional Prime Shares	3,444,813	649,999	(1,150,000)	2,944,812	2,944,812	—	1,884

Total					$70,390,697	$116,210	$2,000,050

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

During the period, the Schwab Monthly Income Fund-Moderate Payout, Schwab Monthly Income Fund-Enhanced Payout and Schwab Monthly Income Fund-Maximum Payout received a payment of $728, $225 and $2,059, respectively, related to state filing fees resulting from revised fee calculation methodologies being applied on sales of the funds’ shares in prior periods. These payments are presented in each fund’s Statement of Operations as “State filing fee reimbursement”.

All or a portion of the state filing fees were previously borne by CSIM through a reimbursement of fund expenses. As this expense was previously reimbursed, the payments received during the period had the effect of decreasing the total “Expense

 Schwab Monthly Income Funds

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

reduction by CSIM” in the funds’ Statements of Operations. The current net operating expense ratio was not impacted by this payment.

5. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations. For information regarding the trustees please refer to Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company (“State Street”), an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:

For the period ended December 31, 2012, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab Monthly Income Fund - Moderate Payout	$10,062,000	$2,637,105
Schwab Monthly Income Fund - Enhanced Payout	7,862,000	6,874,000
Schwab Monthly Income Fund - Maximum Payout	14,427,000	21,288,000

8. Federal Income Taxes:

As of December 31, 2012, the components of distributable earnings on a tax-basis were as follows:

	Schwab	Schwab	Schwab
	Monthly Income Fund -	Monthly Income Fund -	Monthly Income Fund -
	Moderate Payout	Enhanced Payout	Maximum Payout

Undistributed ordinary income	$7,416	$29,833	$19,516
Undistributed long-term capital gains	—	—	—
Unrealized appreciation on investments	2,061,277	7,398,455	3,355,763
Other unrealized appreciation/(depreciation)	—	—	—

Net unrealized appreciation/(depreciation)	$2,061,277	$7,398,455	$3,355,763

The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales.

 Schwab Monthly Income Funds

Financial Notes (continued)

8. Federal Income Taxes (continued):

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2012, the following funds had capital loss carryforwards available to offset future net capital gains before the expiration dates:

	Schwab	Schwab	Schwab
	Monthly Income Fund -	Monthly Income Fund -	Monthly Income Fund -
Expiration Date	Moderate Payout	Enhanced Payout	Maximum Payout

December 31, 2015	$—	$4,546,740	$—
December 31, 2016	—	819,197	—
December 31, 2017	28,402	1,676,892	140,407
December 31, 2018	52,997	—	—

Total	$81,399	$7,042,829	$140,407

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2012, the funds had capital losses deferred and capital losses utilized as follows:

	Schwab	Schwab	Schwab
	Monthly Income Fund -	Monthly Income Fund -	Monthly Income Fund -
	Moderate Payout	Enhanced Payout	Maximum Payout

Capital losses deferred	$—	$—	$863
Capital losses utilized	44,535	283,904	323,185

The tax-basis components of distributions paid during the current and prior fiscal years were as follows:

	Schwab	Schwab	Schwab
	Monthly Income Fund -	Monthly Income Fund -	Monthly Income Fund -
	Moderate Payout	Enhanced Payout	Maximum Payout

Current period distributions
Ordinary income	$730,128	$2,071,784	$1,817,626
Long-term capital gains	—	—	—
Return of capital	—	—	—

Prior period distributions
Ordinary income	$526,971	$2,068,651	$1,951,615
Long-term capital gains	—	—	—
Return of capital	—	—	—

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for capital losses related to wash sales. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2012, the funds made the following reclassifications:

	Schwab	Schwab	Schwab
	Monthly Income Fund -	Monthly Income Fund -	Monthly Income Fund -
	Moderate Payout	Enhanced Payout	Maximum Payout

Capital shares	$—	$—	$—
Undistributed net investment income	98,549	303,301	293,097
Net realized capital gains/(losses)	(98,549)	(303,301)	(293,097)

 Schwab Monthly Income Funds

Financial Notes (continued)

8. Federal Income Taxes (continued):

As of December 31, 2012, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2012, the funds did not incur any interest or penalties.

9. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Report of Independent Registered Public Accounting Firm

To the Boards of Trustees and Shareholders of:
Schwab Monthly Income Fund—Moderate Payout
Schwab Monthly Income Fund—Enhanced Payout
Schwab Monthly Income Fund—Maximum Payout

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Monthly Income Fund—Moderate Payout, Schwab Monthly Income Fund—Enhanced Payout and Schwab Monthly Income Fund—Maximum Payout (three of the portfolios constituting Schwab Capital Trust, hereafter referred to as the “Funds”) at December 31, 2012, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities and investments in the underlying funds at December 31, 2012 by correspondence with the custodian and transfer agent of the underlying funds, respectively, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 15, 2013

Other Federal Tax Information (unaudited)

For corporate shareholders, the following percentage of the funds dividend distributions paid during the fiscal year ended December 31, 2012, qualify under Internal Revenue code section 854(b)(1)(A) for the corporate dividends received deduction:

Percentage

Schwab Monthly Income Fund - Moderate Payout	15.87
Schwab Monthly Income Fund - Enhanced Payout	10.63
Schwab Monthly Income Fund - Maximum Payout	5.03

For the fiscal year ended December 31, 2012, the funds designate the following amounts of the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(11) of the Internal Revenue Code. Shareholders will be notified in January 2013 via IRS form 1099 of the amounts for use in preparing their 2012 income tax return.

Schwab Monthly Income Fund - Moderate Payout	$183,879
Schwab Monthly Income Fund - Enhanced Payout	327,953
Schwab Monthly Income Fund - Maximum Payout	117,671

Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 94 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC.	77	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	77	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	77	Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Ditech Networks Corporation (1997 – Jan. 2012)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Capital Trust since 2011.)	Private Investor.	77	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Capital Trust since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	77	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008) Director, Eaton Corp. (2003 – 2006)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	77	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	77	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1993.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	77	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Capital Trust since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	94	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer (Dec. 2010 – present) and Chief Investment Officer (Dec. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Capital Trust since 2011.)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Capital Trust since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008); Managing Director, Head of Market-Based Strategies, State Street Research (August 2003 – Jan. 2005).

David Lekich 1964 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 2011.)	Senior Vice President, Charles Schwab & Co., Inc., (Sept. 2011 – present); Senior Vice President and Chief Counsel, Charles Schwab Investment Management Inc. (Sept. 2011 – present); Vice President, Charles Schwab & Co., Inc., (March 2004 – Sept. 2011) and Charles Schwab Investment Management, Inc. (Jan 2011 – Sept. 2011); Secretary, Schwab Funds (April 2011 – present); Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the Schwab Funds retirement policy also requires any independent trustee of the Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab. In addition to their employment with Schwab, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation, the parent company of Schwab and the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

MSCI EAFE Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

Russell 2000 Index An index that measures the performance of the small-cap segment of the U.S. equity universe.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

PRIVACY NOTICE
 THIS IS NOT PART OF THE SHAREHOLDER REPORT

A Commitment to Your Privacy

Your Privacy Is Not for Sale

We do not and will not sell your personal information to anyone, for any reason.

We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.

How We Collect Information About You

We collect personal information about you in a number of ways.

•	APPLICATION AND REGISTRATION INFORMATION.

We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.

•	TRANSACTION AND EXPERIENCE INFORMATION.

Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.

•	WEBSITE USAGE.

When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please click the Privacy link on our website.

How We Share and Use Your Information

We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:

•	to help us process transactions for your account;

•	when we use other companies to provide services for us, such as printing and mailing your account statements;

•	when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).

State Laws

We will comply with state laws that apply to the disclosure or use of information about you.

Safeguarding Your Information — Security Is a Partnership

We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.

Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.

We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Contact Us

To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.

Schwab Funds® direct investors:  1-800-407-0256

© 2012 Schwab Funds. All rights reserved.

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company* Index Fund
Schwab Fundamental US Small Company* Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small Company Index Fund
Schwab Fundamental Emerging Markets* Large Company Index Fund
Schwab Global Real Estate Fundtm
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab Intermediate-Term Bond Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE COMPANY, FUNDAMENTAL US SMALL COMPANY, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2013 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR45803-04
00093392

Item 2: Code of Ethics.
(a)	Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of Form N-CSR.
Item 3: Audit Committee Financial Expert.
Registrant’s Board of Trustees has determined that Mariann Byerwalter, William Hasler and Kiran Patel, each currently serving on its audit committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit committee is “independent” under the standards set forth in Item 3 of Form N-CSR.
The designation of each of Ms. Byerwalter, Mr. Hasler and Mr. Patel as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit committee or Board of Trustees.
Item 4: Principal Accountant Fees and Services.
Registrant is composed of thirty-four operational series. Three series have a fiscal year-end of December 31 (whose annual financial statements are reported in Item 1) and thirty-one series have a fiscal year-end of October 31. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to each of the thirty-four operational series, based on their respective 2012 and 2011 fiscal years, as applicable.
(a) Below are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.
  Audit Fees
  2012: $1,206,472      2011 : $1,200,554

(b) Below are the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of Registrant’s financial statements and are not reported under paragraph (a) above.
     Audit-Related Fees
     For services rendered to Registrant:
     2012: $85,159      2011: $82,667
Nature of these services: tax provision review and procedures performed related to Registrant’s service provider conversion.
     In each of the last two fiscal years there were no “Audit-Related Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(c) Below are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.
     Tax Fees
     For services rendered to Registrant:
     2012: $93,457      2011: $90,725
     Nature of these services: preparation and review of tax returns.
     In each of the last two fiscal years there were no “Tax Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(d) Below are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.
     All Other Fees
     For services rendered to Registrant:
     2012: $17,500      2011: $11,986

Nature of these services:	review of the methodology of allocation of Charles Schwab & Co., Inc. (“Schwab”) expenses for purposes of Section 15(c) of the Investment Company Act of 1940.

     In each of the last two fiscal years there were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(e)(1) Registrant’s audit committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.
(2) The percentage of services described in paragraph (c) of this Item that were approved by the audit committee in 2005 pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X was 10.6% and the dollar amount was $10,901. This $10,901 equals 1.2% of the total fees paid by Registrant to its principal accountant in 2005. None of the services described in paragraphs (b) and (d) of this Item were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable.
(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.
     201x: $196,116      2011: $185,378
(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.
Item 5: Audit Committee of Listed Registrants.
Not applicable.
Item 6: Schedule of Investments.
Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 12: Exhibits.
(a)	(1) Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.
(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Capital Trust- Monthly Income

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: 2/15/13
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: 2/15/13

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date: 2/15/13